Description of Plan - Notes Receivable from Participants (Details) - Colony Bankcorp, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Plan Termination
Minimum loans	$ 1,000
Maximum loans	$ 50,000
Percentage of maximum vested accounted balances for loans	50.00%
Loan term	5 years
Basis spread on prime rate (as a percent)	1.00%